Commitments and Contingencies - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended			12 Months Ended
	Mar. 09, 2021	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Underwriting discount		$ 0.20		$ 0.20
Underwriting discount aggregate amount		$ 6,000,000.0		$ 6,900,000
Additional fee per unit		$ 0.35		$ 0.35
Deferred underwriting commissions in connection with the initial public offering		$ 10,500,000		$ 12,100,000
Stock Issued During Period, Shares, New Issues	34,500,000	34,500,000
Planet Labs Inc [Member]
Lessee, operating lease, description			The Company leases office space under various noncancelable operating leases with varying lease expiration dates through 2024.			The Company leases office space under various noncancelable operating leases with varying lease expiration dates through 2024.
Lessee, operating lease, option to extend			Certain leases contain renewal options for the Company to extend the lease term and escalation clauses.			Certain leases contain renewal options for the Company to extend the lease term and escalation clauses.
Operating leases, Rent expense, Sublease rentals			$ 200,000		$ 700,000	$ 1,300,000	$ 1,300,000
Operating leases, Rent expense, Net			$ 2,300,000		$ 2,200,000	3,000,000.0	$ 3,800,000
Planet Labs Inc [Member] | Indemnification Agreement [Member]
Litigation settlement, Expense						0
Loss contingency accrual						$ 0
Planet Labs Inc [Member] | Hosting Services [Member]
Minimum purchase commitment, End date			Jan. 31, 2028			Feb. 19, 2027
Over-Allotment Option [Member]
Underwriting discount aggregate amount		$ 6,900,000
Deferred underwriting commissions in connection with the initial public offering		$ 12,100,000
Stock Issued During Period, Shares, New Issues	4,500,000	4,500,000